Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 27, 2025
Discontinued Operations [Line Items]
Fair value of estimated payments	$ 480,000
Discontinued Operations [Member]
Discontinued Operations [Line Items]
Loss from disposal of subsidiaries		$ 176,500
Bosera Asset Management Co., Ltd, [Member]
Discontinued Operations [Line Items]
Cash consideration		$ 480,000	$ 480,000